S-K 1602, SPAC Registered Offerings	Nov. 05, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 12 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of September 30, 2026
Offering
Price of
$10.00 per	25% of Maximum		50% of Maximum		75% of Maximum		Maximum
Unit	Redemption		Redemption		Redemption		Redemption
		Difference		Difference		Difference		Difference
		between		between		between		between
		NTBV and		NTBV and		NTBV and		NTBV and
NTBV	NTBV	Offering Price	NTBV	Offering Price	NTBV	Offering Price	NTBV	Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.74	$7.18	$2.82	$6.24	$3.76	$4.36	$5.64	$(1.28)	$11.28
Assuming No Exercise of Over-Allotment Option
$7.74	$7.17	$2.83	$6.23	$3.77	$4.35	$5.65	$(1.31)	$11.31

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our business strategy is to identify and consummate a business combination that delivers long-term value to our shareholders. We believe our management team’s extensive network and deep relationships across numerous industries will provide access to a broad range of high-quality opportunities and enhance our ability to evaluate and execute transactions. Our team has substantial experience across diverse business models, geographies, and market cycles, positioning us to be an attractive and credible partner for potential targets. We further believe that our collective expertise, combined with our industry relationships, will help the post-combination company succeed and create sustainable value in the public markets. Our management team intends to:

●	Target Industries Positioned for Long-Term Growth: We will focus on companies demonstrating sustainable growth trajectories and benefiting from secular trends in media and entertainment, including the growth of character and brand licensing, kids-focused streaming and free ad-supported television (“FAST”) distribution, and the global monetization of IP libraries.
●	Employ Rigorous Evaluation and Due Diligence Processes: We intend to apply disciplined financial, operational, and strategic analysis to identify targets that meet our criteria. Our approach includes comprehensive reviews of market position, governance, financial performance, and, where applicable, the ownership, chain of title and remaining term of intellectual property and licensing rights, to improve the likelihood of a successful transaction.
●	Leverage Our Industry Network to Source Proprietary Transactions: Our management team’s extensive relationships with independent studios, rights holders, licensing agencies, distributors, founders, investors, and industry leaders may provide access to opportunities, including opportunities that may not be broadly marketed. This sourcing advantage enhances our ability to secure attractive valuations and negotiate from a position of strength. Members of our management team have sourced, negotiated and completed acquisitions in this sector, including Kartoon Studios’ acquisitions of Wow Unlimited Media Inc. and ChizComm Ltd. (now part of The Beacon Media Group).
●	Utilize Our Capital Markets Experience to Optimize the Public Company Profile: We intend to draw on our experience in financing, structuring, and investor relations to help position a target company for public-market success, ensuring appropriate capital structure, transparent reporting, and engagement with long-term institutional investors.
●	Active Post-Combination Engagement: We intend to work closely with the management team of the combined company to enhance operations, improve financial discipline, and support strategic growth initiatives, which may include introductions to Kartoon Studios’ production, licensing, distribution and media services relationships, that strengthen performance and maximize long-term shareholder returns.
●	Focus on Large Market Opportunities: We will target businesses with proven traction and significant potential to become market leaders. We seek opportunities where the addressable market size supports current valuations and provides substantial room for future growth, especially where “winner-takes-most” or “first-mover” dynamics apply, such as franchises with multi-platform licensing, consumer products and distribution potential.
●	Employ an Opportunistic Strategy: We intend to favor adaptable, market-tested, data-driven decision-making processes and experienced leadership teams capable of driving business transformation and growth. Where needed, our team, board members, and advisors may provide support and strategic guidance.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	NYSE rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement warrants described in this prospectus, $300,000,000, or $345,000,000 if the underwriter’s over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated trust account located in the United States at [JP Morgan Chase Bank] with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a - 7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 300,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]

30,000,000 units (or up to 34,500,000 units if the underwriter’s over-allotment option is exercised), at $10.00 per unit, each unit consisting of:

●
one Class A ordinary share; and
●
one redeemable warrant.

SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter, but will be net of permitted withdrawals. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.
De-SPAC Consummation Timeframe, Duration	12 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law.If we are unable to complete our initial business combination within the completion window and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 12 - month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There are no limitations as to the duration of an extension or the number of times the completion window may be extended by shareholders via an amendment to our amended and restated memorandum and articles of association. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we are unable to complete our initial business combination within the completion window and do not hold a shareholder vote
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Toon Acquisition LLC	8,625,000 Class B Ordinary Shares (of which 1,125,000 are subject to forfeiture to the extent the underwriter does not exercise its over-allotment option)	$25,000 or approximately $0.003 per share
	5,750,000 private placement warrants to be purchased simultaneously with the closing of this offering (or 6,312,500 warrants if the underwriter’s over-allotment option is exercised in full)	$5,750,000 (or $6,312,500 if the underwriter’s over-allotment option is exercised in full)
	Up to $250,000	Repayment of loans made to us to cover offering related and organizational expenses.
	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Directors	100,000 total founder shares for their services	Approximately $300
Toon Acquisition LLC, our officers, directors or advisors, or our or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]

We are not prohibited from paying any fees (including advisory fees), reimbursements or cash payments to our sponsor (including Kartoon Studios), officers or directors, or our or their affiliates, for services rendered to us prior to or in connection with the completion of our initial business combination, including payment of consulting, legal, success or finder fees to our independent directors, advisors, or their respective affiliates in connection with the consummation of our initial business combination. Additionally, we may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions. Such payments, if made prior to the completion of our initial business combination, will be paid from the net proceeds of this offering and the sale of the private placement warrants not held in the trust account, as well as working capital loans from our sponsor or an affiliate of our sponsor or certain of our officers and directors to fund working capital deficiencies or finance transaction costs in connection with an initial business combination.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Additionally, our public shareholders may experience dilution from the exercise of the 8,000,000 private placement warrants to be purchased by our sponsor and E.F. Hutton & Co. LLC simultaneously with the closing of this offering as well as conversion of any working capital loans into equity, if elected by the sponsor. See the sections titled “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline” and “Dilution.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

	As of September 30, 2026
	25% of Maximum		50% of Maximum		75% of Maximum		100% of Maximum
	Redemption		Redemption		Redemption		Redemption
	No Over-	Full Over-	No Over-	Full Over-	No Over-	Full Over-	No Over-	Full Over-
	allotment	allotment	allotment	allotment	allotment	allotment	allotment	allotment
Deemed public offering price(1)	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	—	—	—	—	—	—	—	—
Increase (decrease) attributable to public shareholders	7.17	7.18	6.23	6.24	4.35	4.36	(1.31)	(1.28)
Pro forma net tangible book value after this offering	7.17	7.18	6.23	6.24	4.35	4.36	(1.31)	(1.28)
Dilution to public shareholders	$2.83	$2.82	$3.77	$3.76	$5.65	$5.64	$11.31	$11.28
% Dilution to public shareholders	28.30%	28.20%	37.70%	37.60%	56.50%	56.40%	113.10%	112.80%
Numerator:
Net tangible book value deficit before this offering	$(27,827)	$(27,827)	$(27,827)	$(27,827)	$(27,827)	$(27,827)	$(27,827)	$(27,827)
Net proceeds from this offering and the sale of private placement warrants(2)	301,000,000	346,000,000	301,000,000	346,000,000	301,000,000	346,000,000	301,000,000	346,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	34,760	34,760	34,760	34,760	34,760	34,760	34,760	34,760
Less: Over-allotment liability	(312,400)	—	(312,400)	—	(312,400)	—	(312,400)	—
Less: Deferred underwriting commission(3)	(10,500,000)	(12,075,000)	(10,500,000)	(12,075,000)	(10,500,000)	(12,075,000)	(10,500,000)	(12,075,000)
Less: Redemptions(4)	(75,000,000)	(86,250,000)	(150,000,000)	(172,500,000)	(225,000,000)	(258,750,000)	(300,000,000)	(345,000,000)
Total	$215,194,533	$247,681,933	$140,194,533	$161,431,933	$65,194,533	$75,181,933	$(9,805,467)	$(11,068,067)
Denominator:
Ordinary shares outstanding prior to this offering	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000
Ordinary shares forfeited if over-allotment is not exercised	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—
Ordinary shares offered	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000
Less: Ordinary shares redeemed	(7,500,000)	(8,625,000)	(15,000,000)	(17,250,000)	(22,500,000)	(25,875,000)	(30,000,000)	(34,500,000)
Total	30,000,000	34,500,000	22,500,000	25,875,000	15,000,000	17,250,000	7,500,000	8,625,000
(1)	Offering price per unit after taking into account the shares issuable upon conversion of the warrants.
(2)

Expenses applied against gross proceeds include offering expenses of approximately $1,000,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriter’s option to purchase additional units), or $6,000,000 in the aggregate, payable to E.F. Hutton (excluding deferred underwriting commissions). See “Use of Proceeds.”

(3)

Upon the consummation of our initial business combination, $0.35 per unit on all units sold ($10,500,000 in the aggregate or up to $12,075,000 in the aggregate if the underwriter’s over-allotment option is exercised in full) will be payable to the underwriter for deferred underwriting. Such deferred commissions may be paid at the sole and absolute discretion of our management team to any one or more FINRA members, which may or may not include the underwriter. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.

(4)

If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]	Furthermore, our obligation to pay cash in connection with our public shareholders who exercise their redemption rights may reduce the resources available to us for our initial business combination and our issued and outstanding warrants, and the future dilution they potentially represent, may not be viewed favorably by certain target businesses. Either of these factors may place us at a competitive disadvantage in successfully negotiating an initial business combination.